Severance and Other Exit Costs - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Positions	Dec. 31, 2014 USD ($) Positions
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Positions		90
Severance costs incurred		$ 2,300
2015 Plan Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs incurred	$ 2,058
Severance and other exit costs accrued	1,201
Severance costs paid	857
Closing Office Facility in Redwood City [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other exit costs accrued	479	1,855
Remaining lease obligations		3,000
Facilities charge		$ 2,100
Adjustments relating to lease agreement	569
Severance costs paid	911
Closing Office Facility in Englewood, Colorado [Member]
Restructuring Cost and Reserve [Line Items]
Adjustments relating to lease agreement	$ 600
2015 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Positions	67
Severance costs incurred	$ 2,100
2015 Restructuring Plan [Member] | 2015 Plan Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other exit costs accrued	1,200
Severance costs paid	$ 900